SHARE-BASED COMPENSATION (Stock options and restricted share units Narrative) (Details)	12 Months Ended
	Dec. 30, 2018 USD ($) shares	Dec. 30, 2018 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares issuable pursuant to the exercise of stock options and vesting of Treasury RSUs for the plan (in shares) | shares		12,000,632
Number of shares remained authorized for future issuance under the plan (in shares) | shares		1,524,965
Outstanding options exercisable (in shares) | shares		915,628		599,562
Weighted average exercise price of outstanding options exercisable (in CAD per share)		$ 30.22		$ 26.68
Weighted average share price at date of exercise (in CAD per share)		$ 39.79		$ 39.23
Weighted average fair value of options granted (in dollars per share)			$ 5.15
Compensation expense included in selling, general and administrative expenses and cost of sales	$ 19,974,000		$ 16,065,000
Treasury RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years	5 years
Percentage of awards contingent on achievement of performance conditions	50.00%	50.00%
Number of outstanding shares vested (in shares) | shares	0	0	0	0
Compensation expense included in selling, general and administrative expenses and cost of sales	$ 500,000		$ 900,000
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses and cost of sales	$ 2,900,000		$ 3,800,000
Non-Treasury RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years
Number of outstanding shares vested (in shares) | shares	0	0	0	0
Compensation expense included in selling, general and administrative expenses and cost of sales	$ 16,400,000		$ 11,200,000
Percentage of awards dependent on performance conditions	100.00%	100.00%
Ratio of awards that can vest to the actual number of shares awarded	2	2
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted (in shares) | shares	0	0	759,000	759,000